Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In
accordance with rules adopted by the SEC, we provide the
following
disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) in this proxy statement
for a complete description of h
ow execu
tive
compensation
relates to Company performance and how the Compensation Committee makes its decisions.

							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Liren Chen (1) $	Summary Compensation Table Total for William Merritt (2) $	Compensation Actually Paid to Liren Chen (1)(3)(4)(5) $	Compensation Actually Paid to William Merritt (2)(3)(4)(5) $	Average Summary Compensation Table Total for Non-CEO NEOs (6) $	Average Compensation Actually Paid to Non-CEO NEOs (3)(4)(5)(6) $	IDCC $	NASDAQ Telecommuni- cations Total Shareholder Return $	Net Income (in millions) $	Adjusted EBITDA (7) (in millions) $	Revenue (in millions) $
2022	4,824,787	0	8,473,818	0	2,660,110	3,432,926	97.42	95.61	93.7	254.5	457.8
2021	10,824,838	1,570,440	19,400,708	-711,223	1,426,410	2,407,304	137.70	127.87	55.3	208.0	425.4
2020	0	2,642,504	0	3,740,057	1,218,153	1,067,958	114.28	122.04	44.8	155.3	359.0

(1)	Liren Chen became CEO of the Company on April 5, 2021.

(2)	William Merritt served as CEO until his retirement on April 5, 2021.

(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—	$—	$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,895	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

(4)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

•	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.

•	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

•	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

•	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

•	Represents annual dividend yield on each vest/FYE date.

(5)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

(6)	Non -CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Richard Brezski; Eric Cohen; Eeva Hakoranta; Rajesh Pankaj
2021: Richard Brezski; Eric Cohen; Eeva Hakoranta; Henry Tirri
2020: Richard Brezski; Richard Gulino; Kai Öistämö

(7)	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for an explanation of this metric and a detailed reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(6)	Non -CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Richard Brezski; Eric Cohen; Eeva Hakoranta; Rajesh Pankaj
2021: Richard Brezski; Eric Cohen; Eeva Hakoranta; Henry Tirri
2020: Richard Brezski; Richard Gulino; Kai Öistämö

Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—	$—	$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,895	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

Non-PEO NEO Average Total Compensation Amount			$ 2,660,110	$ 1,426,410	$ 1,218,153
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,432,926	2,407,304	1,067,958
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	—
Amount added for current year service cost	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—	$—	$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,895	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed below. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

•	Adjusted EBIDTA

•	Revenue

Total Shareholder Return Amount			$ 97.42	137.7	114.28
Peer Group Total Shareholder Return Amount			95.61	127.87	122.04
Net Income (Loss)			$ 93,700,000	$ 55,300,000	$ 44,800,000
Company Selected Measure Amount			254,500,000	208,000,000	155,300,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIDTA
Non-GAAP Measure Description [Text Block]			Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for an explanation of this metric and a detailed reconciliation to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Other Performance Measure Amount			457,800,000	425,400,000	359,000,000
Measure Name			Revenue
Liren Chen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,824,787	$ 10,824,838	$ 0
PEO Actually Paid Compensation Amount			$ 8,473,818	19,400,708	0
PEO Name		Liren Chen	Liren Chen
William Merritt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	1,570,440	2,642,504
PEO Actually Paid Compensation Amount			0	(711,223)	$ 3,740,057
PEO Name	William Merritt				William Merritt
PEO [Member] | Liren Chen [Member] | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,200,025)	(5,219,984)
PEO [Member] | Liren Chen [Member] | YearEnd Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,249,160	7,850,314
PEO [Member] | Liren Chen [Member] | YearOverYear Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			783,791	0
PEO [Member] | Liren Chen [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	5,945,540
PEO [Member] | Liren Chen [Member] | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(183,895)	0
PEO [Member] | Liren Chen [Member] | Forfeitures During Current Year Equal To Prior YearEnd Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Liren Chen [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,649,031	8,575,870
PEO [Member] | William Merritt [Member] | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	$ 0
PEO [Member] | William Merritt [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | William Merritt [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | William Merritt [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | William Merritt [Member] | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(1,083,348)
PEO [Member] | William Merritt [Member] | YearEnd Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	2,102,469
PEO [Member] | William Merritt [Member] | YearOverYear Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,601,770)	611,174
PEO [Member] | William Merritt [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	681,993
PEO [Member] | William Merritt [Member] | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(679,893)	(1,214,735)
PEO [Member] | William Merritt [Member] | Forfeitures During Current Year Equal To Prior YearEnd Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | William Merritt [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | William Merritt [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,281,663)	1,097,553
Non-PEO NEO [Member] | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,575,024)	(637,515)	(397,237)
Non-PEO NEO [Member] | YearEnd Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,866,893	907,588	558,750
Non-PEO NEO [Member] | YearOverYear Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			532,141	623,362	(569,990)
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	475,054
Non-PEO NEO [Member] | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,194)	87,459	(216,773)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior YearEnd Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 772,816	$ 980,895	$ (150,195)